COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under non-cancelable operating leases are as follows:
Twelve months ended September 30,
2018	$679,178
2019	29,301
2020 and thereafter	-
Total	$708,479

Future minimum lease payments under non-cancelable operating leases are as follows:
Twelve months ended March 31,
2018	$782,574
2019	81,419
2020 and thereafter	-
Total	$863,993